Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0002100704
Registrant Name	East West Ave Acquisition Corp.
Registration File Number	333-295205
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES